Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79	0.79
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%	6.20%
Real GDP	1.70%	1.40%
Home prices	3.70%	4.10%
Central bank policy interest rate	2.39%	2.23%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%	4.50%
Real GDP	1.70%	1.50%
Home prices	1.60%	1.70%
Central bank policy interest rate	2.94%	2.38%
U.S. 10-year treasury yield	3.22%	2.77%
U.S. 10-year BBB spread	1.81%	1.80%
Base Forecast [Member] | Average Q4 2023 - Q3 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.72
Base Forecast [Member] | Average Q4 2023 - Q3 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%
Real GDP	0.70%
Home prices	0.10%
Central bank policy interest rate	4.63%
Base Forecast [Member] | Average Q4 2023 - Q3 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	1.50%
Home prices	2.50%
Central bank policy interest rate	5.25%
U.S. 10-year treasury yield	3.89%
U.S. 10-year BBB spread	2.18%
Base Forecast [Member] | Average Q4 2022 - Q3 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)		0.77
Base Forecast [Member] | Average Q4 2022 - Q3 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.90%
Real GDP		1.30%
Home prices		(14.10%)
Central bank policy interest rate		4.00%
Base Forecast [Member] | Average Q4 2022 - Q3 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		4.00%
Real GDP		0.50%
Home prices		(2.10%)
Central bank policy interest rate		4.00%
U.S. 10-year treasury yield		3.45%
U.S. 10-year BBB spread		1.96%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81	0.8
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%	5.80%
Real GDP	1.70%	1.40%
Home prices	3.00%	3.00%
Central bank policy interest rate	2.45%	3.92%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%	3.90%
Real GDP	1.80%	1.50%
Home prices	2.10%	1.80%
Central bank policy interest rate	2.95%	4.17%
U.S. 10-year treasury yield	3.32%	3.11%
U.S. 10-year BBB spread	1.78%	1.65%
Upside Scenario [Member] | Average Q4 2023 - Q3 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.77
Upside Scenario [Member] | Average Q4 2023 - Q3 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	0.90%
Home prices	3.10%
Central bank policy interest rate	5.00%
Upside Scenario [Member] | Average Q4 2023 - Q3 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.70%
Real GDP	2.20%
Home prices	3.50%
Central bank policy interest rate	5.50%
U.S. 10-year treasury yield	4.21%
U.S. 10-year BBB spread	1.94%
Upside Scenario [Member] | Average Q4 2022 - Q3 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)		0.79
Upside Scenario [Member] | Average Q4 2022 - Q3 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.60%
Real GDP		2.30%
Home prices		(6.10%)
Central bank policy interest rate		4.25%
Upside Scenario [Member] | Average Q4 2022 - Q3 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		3.70%
Real GDP		1.50%
Home prices		4.10%
Central bank policy interest rate		4.50%
U.S. 10-year treasury yield		3.68%
U.S. 10-year BBB spread		1.82%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.74	0.76
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.10%	6.70%
Real GDP	1.90%	2.00%
Home prices	6.70%	9.10%
Central bank policy interest rate	1.88%	1.61%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.20%	5.10%
Real GDP	2.00%	2.10%
Home prices	4.80%	6.60%
Central bank policy interest rate	2.38%	1.72%
U.S. 10-year treasury yield	3.17%	2.66%
U.S. 10-year BBB spread	2.05%	1.77%
Downside Scenario [Member] | Average Q4 2023 - Q3 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside Scenario [Member] | Average Q4 2023 - Q3 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.00%
Real GDP	(0.80%)
Home prices	(9.70%)
Central bank policy interest rate	3.75%
Downside Scenario [Member] | Average Q4 2023 - Q3 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.00%
Real GDP	(0.10%)
Home prices	(8.10%)
Central bank policy interest rate	4.25%
U.S. 10-year treasury yield	3.46%
U.S. 10-year BBB spread	2.67%
Downside Scenario [Member] | Average Q4 2022 - Q3 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)		0.72
Downside Scenario [Member] | Average Q4 2022 - Q3 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		7.50%
Real GDP		(1.00%)
Home prices		(30.00%)
Central bank policy interest rate		3.44%
Downside Scenario [Member] | Average Q4 2022 - Q3 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.70%
Real GDP		(2.00%)
Home prices		(17.40%)
Central bank policy interest rate		3.44%
U.S. 10-year treasury yield		2.72%
U.S. 10-year BBB spread		2.48%